Lincoln ChoicePlus AssuranceSM (Prime) Individual Variable Annuity Contracts
Updating Summary Prospectus for Current Contractowners

May 1, 2023
This updating summary prospectus summarizes certain changes to key features of the Lincoln ChoicePlus AssuranceSM (Prime) variable annuity contract issued by Lincoln Life & Annuity Company of New York (Lincoln New York or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the Lincoln ChoicePlus AssuranceSM (Prime) contract.
The prospectus for the Lincoln ChoicePlus AssuranceSM (Prime) variable annuity contract contains more information about the Contract’s features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-888-868-2583 or by sending an email request to CustServSupportTeam@lfg.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports, will be made available on www.lfg.com/VAprospectus. If you wish to receive future shareholder reports in paper, free of charge, please call us at 1-888-868-2583, send an email request to CustServSupportTeam@lfg.com, or contact your registered representative. Your election to receive reports in paper will apply to all funds available under your Contract.
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Updated Information About Your Contract
The information in this updating summary prospectus is a summary of certain contract features that have changed since the prospectus dated May 1, 2022. This may not reflect all of the changes that have occurred since you entered into your Contract.
Summary of Recent Contract Changes:
•
The address of State Street Bank and Trust Company, the accounting services provider of the Variable Annuity Account, changed to c/o WeWork, 1100 Main Street, Suite 400, Kansas City, MO 64105.
•
Effective August 22, 2022, the Investment Requirements were updated to reflect the addition of the LVIP Delaware SMID Cap Core Fund and LVIP Wellington Capital Growth Fund, and effective September 20, 2022, the Investment Requirements were updated to reflect the addition of the LVIP Channing Small Cap Value Fund and LVIP Delaware High Yield Fund to existing Living Benefit Rider Investment Requirement options. Please refer to Appendix B – Investment Requirements for additional information on these requirements.
Fund Name Changes:

Former Fund Name	New Fund Name
AB VPS Small/Mid Cap Value Portfolio	AB VPS Discovery Value Portfolio
LVIP BlackRock Global Real Estate Fund	LVIP BlackRock Real Estate Fund
LVIP Delaware REIT Fund	LVIP Delaware U.S. REIT Fund
LVIP Global Income Fund	LVIP Mondrian Global Income Fund
LVIP SSGA Conservative Structured Allocation Fund	LVIP Structured Conservative Allocation Fund
LVIP SSGA Developed International 150 Fund	LVIP Franklin Templeton Multi-Factor International Equity Fund
LVIP SSGA Emerging Markets 100 Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
LVIP SSGA Large Cap 100 Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
LVIP SSGA Moderate Structured Allocation Fund	LVIP Structured Moderate Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
LVIP SSGA Small-Mid Cap 200 Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund

Fund Additions:
•
LVIP Channing Small Cap Value Fund (Service Class): To seek long-term capital appreciation.
This fund was made available on or about September 20, 2022.
•
LVIP Delaware High Yield Fund (Service Class): Total return and, as a secondary objective, high current income.
This fund was made available on or about September 20, 2022.
Fund Adoptions:
•
The JPMorgan Insurance Trust Core Bond Portfolio was adopted by the LVIP JPMorgan Core Bond on May 1, 2023. Consult your registered representative.
Fund Liquidations:
•
The JPMorgan Insurance Trust Global Allocation Portfolio was liquidated on April 25, 2023. Any investments not transferred to another fund prior to that date were automatically transferred to the LVIP Government Money Market Fund.
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Important Information You Should Consider About the Lincoln ChoicePlus AssuranceSM (Prime) Variable Annuity Contract
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
If you make a withdrawal in excess of the free withdrawal amount before the 7th anniversary since your last Purchase Payment, you may be assessed a surrender charge of up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase
Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn.
•Fee Tables •Examples •Charges and Other Deductions – Surrender Charge
Transaction Charges	There is currently no charge for a transfer. We reserve the right to charge a $25 fee for each transfer if you make more than 12 transfers in one Contract Year.			•Charges and Other Deductions
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.27%[1]	1.27%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.32%[1]	1.32%[1]
	Base Contract – Enhanced Guaranteed Minimum Death Benefit	1.57%[1]	1.57%[1]
	Investment options (fund fees and expenses)	0.48%[1]	1.89%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[1]	2.45%[2]
1 As a percentage of average Account Value in the Subaccounts.
2 As an annualized percentage of the Protected Income Base.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $2,041	Highest Annual Cost: $6,355
	Assumes:	Assumes:
•Investment of $100,000 •5% annual appreciation •Least expensive fund fees and expenses •No optional benefits •No surrender charges •No additional Purchase Payments, transfers, or withdrawals
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits, fund fees and
expenses
•No surrender charges
•No additional Purchase Payments,
transfers, or withdrawals

3

	RISKS	Location in Prospectus
Risk of Loss	•You can lose money by investing in this Contract, including loss of principal.	•Principal Risks •Investments of the Variable Annuity Account
Not a Short-Term Investment
•This Contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.
•Withdrawals may result in surrender charges. If you take a withdrawal, any surrender charge will reduce the value of your Contract or the amount of money that you actually receive.
•The benefits of tax deferral, long-term income, and living benefit protections also mean the Contract is more beneficial to investors with a long-term investment horizon.
•Principal Risks •Surrender and Withdrawals •Fee Tables •Charges and Other Deductions •Living Benefit Riders
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including the fixed account option) has its own unique risks.
•You should review the investment options before making an investment decision.
•Principal Risks •Investments of the Variable Annuity Account
Insurance Company Risks
•An investment in the Contract is subject to the risks related to us. Any obligations
(including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln New York, including our financial strength ratings, is available upon request by calling 1-888-
868-2583 or visiting www.LincolnFinancial.com.
•Principal Risks
	RESTRICTIONS	Location in Prospectus
Investments
•The frequency of transfers between investment options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option.
•We reserve the right to charge a $25 fee for each transfer if you make more than 12 transfers in one Contract Year.
•We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
•Principal Risks •Investments of the Variable Annuity Account
Optional Benefits
•Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
•Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
•You are required to have a certain level of Contract Value for some new rider elections.
•We may modify or stop offering an optional benefit that is currently available at any time.
•If you elect certain optional benefits, you may be limited in the amount of Purchase
Payments that you can make (and when).
•The Contracts •Living Benefit Riders •Appendix B – Investment Requirements •Appendix C – Discontinued Living Benefit Riders
4

	TAXES	Location in Prospectus
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferral under the Contract.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
•Federal Tax Matters
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
•Your registered representative may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns on this Contract with the professional’s firm. (Your investment professional may be your broker, investment adviser, insurance agent, or someone else).
•This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
•Distribution of the Contracts •Principal Risks
Exchanges
•If you already own a contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
•The Contracts - Replacement of Existing Insurance
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Appendix A — Funds Available Under The Contract
The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-888-868-2583 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class B (formerly AB VPS Small/Mid Cap Value Portfolio)	1.05%	-15.82%	3.62%	9.06%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class B	1.15%[2]	-27.17%	7.72%	9.99%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed- income securities.	American Century VP Balanced Fund - Class II	1.08%[2]	-17.47%	4.18%	N/A
Long-term capital growth, income is secondary objective.	American Century VP Large Company Value Fund - Class II	0.87%[2]	-0.46%	7.70%	10.12%
To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Asset Allocation Fund - Class P2	0.90%[2]	-13.97%	2.83%	5.69%
Long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	1.01%	-32.42%	7.11%	N/A
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	1.08%	-25.50%	4.95%	8.95%
Long-term capital appreciation.	Delaware VIP® Emerging Markets Series - Service Class[3]	1.48%[2]	-27.81%	-2.19%	2.06%
Capital Appreciation.	Delaware VIP® Small Cap Value Series - Service Class[3]	1.08%	-12.36%	4.04%	8.92%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class B	1.21%	-7.74%	2.50%	2.14%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Service Class 2	0.72%	-18.19%	6.93%	8.63%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.85%	-26.49%	8.39%	11.15%
High total return. A fund of funds.	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	0.85%[2]	-14.04%	3.68%	5.53%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class 2	0.86%	-24.64%	12.14%	14.52%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.86%	-14.97%	5.68%	9.69%
To provide capital appreciation.	First Trust Capital Strength Portfolio – Class I	1.10%[2]	-10.68%	N/A	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.20%	-12.20%	4.06%	6.75%
Capital appreciation with income as a secondary objective.	Franklin Allocation VIP Fund - Class 4	0.92%[2]	-16.19%	2.46%	5.44%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 2 This fund is not available in contracts issued on or after January 9, 2017.	0.71%	-5.47%	4.30%	5.51%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 4 This fund is not available in contracts issued before January 9, 2017.	0.81%	-5.59%	4.19%	5.40%
Balance of growth of capital and income. A fund of funds.	Franklin Multi-Asset Variable Conservative Growth - Class II advised by Legg Mason Partners Fund Advisor, LLC	0.95%	-14.33%	3.31%	N/A
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 2 This fund is not available in contracts issued on or after January 9, 2017.	0.94%	-7.43%	3.15%	6.73%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 4 This fund is not available in contracts issued before January 9, 2017.	1.04%	-7.47%	3.05%	6.62%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[5]	0.57%	-12.06%	8.51%	11.69%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares	1.16%	-18.50%	1.26%	4.15%
Capital Appreciation.	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	1.19%[2]	-7.73%	5.81%	N/A
A balance between a high level of current income and growth of capital. A fund of funds.	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	0.94%	-15.82%	2.43%	4.28%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Global Growth Allocation Managed Risk Fund - Service Class	0.96%	-18.42%	2.25%	4.46%
Long-term growth of capital. A master- feeder fund.	LVIP American Global Growth Fund - Service Class II	1.04%	-25.02%	6.67%	9.74%
Long-term growth of capital. A master- feeder fund.	LVIP American Global Small Capitalization Fund - Service Class II	1.32%[2]	-29.85%	2.38%	6.41%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Growth of capital. A master-feeder fund.	LVIP American Growth Fund - Service Class II	0.95%	-30.19%	10.74%	13.24%
Long-term growth of capital and income. A master-feeder fund.	LVIP American Growth-Income Fund - Service Class II	0.89%	-16.80%	7.45%	11.15%
Long-term growth of capital. A master- feeder fund.	LVIP American International Fund - Service Class II	1.16%	-21.07%	-1.40%	3.53%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class	1.15%[2]	-25.83%	9.12%	11.26%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	0.89%[2]	-2.53%	5.57%	6.99%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class	0.98%[2]	-15.58%	N/A	N/A
Capital Appreciation. A fund of funds.	LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	1.18%[2]	-18.06%	0.85%	N/A
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	0.76%[2]	-16.81%	1.54%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class	0.80%	-4.95%	1.94%	0.55%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class (formerly LVIP BlackRock Global Real Estate Fund)	1.06%[2]	-28.82%	0.20%	2.66%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	0.74%[2]	-16.81%	2.37%	N/A
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	0.94%[2]	-26.92%	6.12%	8.28%
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Service Class	0.97%[2]	-23.76%	6.49%	6.77%
Seeks long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Service Class	1.12%	N/A	N/A	N/A
Capital Appreciation.	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	1.03%[2]	-17.74%	5.69%	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Service Class[3]	0.72%	-14.00%	-0.18%	0.82%
Total return.	LVIP Delaware Diversified Floating Rate Fund - Service Class[3]	0.88%[2]	-0.16%	1.08%	0.95%
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Service Class[3]	0.84%[2]	-14.12%	0.12%	1.07%
Total return and, as a secondary objective, high current income.	LVIP Delaware High Yield Fund - Service Class[3]	1.04%[2]	-11.66%	1.78%	2.93%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Maximum total return, consistent with reasonable risk.	LVIP Delaware Limited-Term Diversified Income Fund - Service Class[3]	0.83%[2]	-4.40%	0.65%	0.76%
To maximize long-term capital appreciation.	LVIP Delaware Mid Cap Value Fund - Service Class[3]	0.77%	-9.19%	5.71%	10.26%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Service Class[3]	1.10%[2]	-13.99%	5.78%	10.18%
To maximize long-term capital appreciation.	LVIP Delaware Social Awareness Fund - Service Class[3]	0.79%	-19.99%	8.50%	11.39%
Long-term capital appreciation.	LVIP Delaware U.S. Growth Fund - Service Class[3]	1.03%	-27.88%	8.41%	11.16%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Delaware U.S. REIT Fund - Service Class[3] (formerly LVIP Delaware REIT Fund)	1.13%[2]	-25.53%	2.10%	4.92%
Long-term capital appreciation.	LVIP Delaware Value Fund - Service Class[3]	0.99%[2]	-3.56%	6.46%	10.33%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Delaware Wealth Builder Fund - Service Class[3]	0.96%[2]	-11.43%	2.61%	5.13%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Service Class	0.87%[2]	-13.64%	0.61%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Service Class	1.01%	-11.38%	-1.47%	1.89%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	0.74%[2]	-15.54%	8.33%	11.60%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	0.74%	-14.12%	7.84%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	0.86%[2]	-14.90%	6.46%	8.38%
Capital Appreciation. A fund of funds.	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	0.99%[2]	-19.20%	6.58%	N/A
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	0.97%[2]	-12.28%	3.30%	4.56%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class (formerly LVIP SSGA Emerging Markets 100 Fund)	0.71%[2]	-12.05%	-1.71%	0.09%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class (formerly LVIP SSGA Developed International 150 Fund)	0.65%[2]	-7.24%	-0.50%	4.26%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class (formerly LVIP SSGA Large Cap 100 Fund)	0.61%[2]	-10.20%	6.44%	11.40%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class (formerly LVIP SSGA Small-Mid Cap 200 Fund)	0.64%[2]	-12.67%	4.90%	8.53%
Capital appreciation. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	1.04%[2]	-19.74%	N/A	N/A
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1.01%[2]	-15.61%	1.14%	3.26%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Service Class	1.00%[2]	-18.88%	0.80%	3.48%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Service Class	0.99%[2]	-17.58%	0.86%	3.30%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class	0.66%	1.14%	0.81%	0.43%
Capital Appreciation.	LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	0.92%[2]	-7.26%	5.18%	N/A
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class (formerly JPMorgan Insurance Trust Core Bond Portfolio)	0.76%	-12.74%	-0.11%	0.83%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Service Class	0.92%[2]	-10.46%	1.80%	3.23%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Service Class	0.91%[2]	-13.55%	1.53%	3.47%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	1.01%[2]	-9.39%	3.88%	6.44%
Capital Appreciation. A fund of funds.	LVIP MFS International Equity Managed Volatility Fund - Service Class	1.16%[2]	-16.47%	2.02%	N/A
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class	1.04%[2]	-14.50%	4.77%	6.21%
Capital Appreciation.	LVIP MFS Value Fund - Service Class	0.87%[2]	-6.31%	7.11%	10.81%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class (formerly LVIP Global Income Fund)	0.89%[2]	-15.34%	-1.57%	-0.67%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class	1.01%[2]	-10.98%	-0.50%	3.34%
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	1.14%[2]	-18.22%	3.48%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class	0.76%[2]	-5.12%	0.32%	N/A
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Service Class	0.62%[2]	-13.66%	-0.57%	0.45%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Service Class	0.76%[2]	-14.96%	1.99%	3.45%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Service Class	0.75%[2]	-21.39%	N/A	N/A
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	0.81%[2]	-14.54%	1.62%	3.31%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class	0.62%[2]	-14.53%	1.24%	4.06%
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Service Class	0.85%[2]	-17.04%	-1.24%	N/A
Capital Appreciation. A fund of funds.	LVIP SSGA Large Cap Managed Volatility Fund - Service Class	0.72%[2]	-17.00%	7.08%	N/A
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid- sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Service Class	0.60%[2]	-13.61%	6.07%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Service Class	0.75%	-15.62%	3.07%	4.97%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	0.75%	-16.09%	3.22%	5.45%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4]	0.48%	-18.51%	8.88%	12.01%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Service Class	0.61%[2]	-3.69%	N/A	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class	0.63%[2]	-20.98%	3.43%	8.28%
Capital Appreciation. A fund of funds.	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	0.85%[2]	-18.57%	2.04%	N/A
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Service Class (formerly LVIP SSGA Conservative Structured Allocation Fund)	0.85%	-13.52%	1.72%	3.41%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class (formerly LVIP SSGA Moderate Structured Allocation Fund)	0.82%	-13.38%	2.73%	4.93%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Service Class (formerly LVIP SSGA Moderately Aggressive Structured Allocation Fund)	0.83%	-13.35%	2.81%	5.36%
Long-term capital growth.	LVIP T. Rowe Price Growth Stock Fund - Service Class	0.92%[2]	-40.87%	4.52%	10.83%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	0.98%[2]	-24.71%	8.28%	11.72%
Capital appreciation. A fund of funds.	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	1.05%[2]	-21.76%	N/A	N/A
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	1.02%[2]	-20.33%	1.99%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Service Class	0.61%	-13.58%	-0.86%	0.15%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class	0.57%[2]	-18.95%	8.41%	11.27%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class	0.59%[2]	-16.83%	0.58%	3.69%
Capital growth.	LVIP Wellington Capital Growth Fund - Service Class	0.94%[2]	-33.49%	9.59%	13.41%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class	1.04%[2]	-10.23%	5.29%	8.90%
Maximize total return.	LVIP Western Asset Core Bond Fund - Service Class	0.77%	-16.62%	-0.67%	N/A
Capital Appreciation.	MFS® VIT Growth Series - Service Class	0.99%[2]	-31.80%	9.30%	12.77%
Total return.	MFS® VIT Total Return Series - Service Class	0.86%[2]	-9.84%	4.91%	7.07%
Total return.	MFS® VIT Utilities Series - Service Class	1.03%[2]	0.48%	8.73%	8.35%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class This fund is not available in contracts issued on or after January 9, 2017.	1.39%[2]	8.66%	6.94%	-1.66%
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IB	0.92%	-15.99%	5.82%	7.86%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB	0.82%	-3.13%	9.26%	11.76%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 2	0.77%[2]	-4.95%	-2.32%	-0.78%
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
2
This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
3
Investments in Delaware VIP Series, Delaware Funds, Ivy Variable Insurance Portfolios, Ivy Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
4
The Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by licensee. The Index is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
5
“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
6
Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.

Appendix B — Investment Requirements
If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements, which means you will be limited in how much you can invest in certain Subaccounts of your Contract. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you will have more restrictive Investment Requirements. Currently, if you purchase i4LIFE® without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
Investment Requirements apply whether you purchase a Living Benefit Rider at contract issue, or if you add a Living Benefit Rider to an existing Contract. You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of the i4LIFE® Guaranteed income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn the value of any guaranteed benefit that is tied to investment performance. You should consult with your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. (This portfolio rebalancing will continue while a death claim is being settled, if the Living Benefit Rider could continue on an additional measuring life.) On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value amount the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.
Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
Investment Requirements for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) purchased on or after May 21, 2018 and prior to May 18, 2020. If you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) on or after May 21, 2018 and prior to May 18, 2020, you must currently allocate 100% of your Account Value among one or more of the following Subaccounts only.
•
American Funds Managed Risk Asset Allocation Fund
•
LVIP American Century Select Mid Cap Managed Volatility Fund
•
LVIP American Global Balanced Allocation Managed Risk Fund
•
LVIP American Global Growth Allocation Managed Risk Fund
•
LVIP BlackRock Dividend Value Managed Volatility Fund
•
LVIP BlackRock Global Allocation Managed Risk Fund
•
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•
LVIP BlackRock Inflation Protected Bond Fund
•
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•
LVIP Blended Large Cap Growth Managed Volatility Fund
•
LVIP Blended Mid Cap Managed Volatility Fund
•
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
•
LVIP ClearBridge Large Cap Managed Volatility fund
•
LVIP Delaware Bond Fund
•
LVIP Delaware Diversified Floating Rate Fund
•
LVIP Delaware Diversified Income Fund

•
LVIP Delaware Limited-Term Diversified Income Fund
•
LVIP Dimensional International Equity Managed Volatility Fund
•
LVIP Dimensional U.S. Equity Managed Volatility Fund
•
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
•
LVIP Franklin Templeton Global Equity Managed Volatility Fund
•
LVIP Global Aggressive Growth Allocation Managed Risk Fund
•
LVIP Global Conservative Allocation Managed Risk Fund
•
LVIP Global Growth Allocation Managed Risk Fund
•
LVIP Global Moderate Allocation Managed Risk Fund
•
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
•
LVIP Invesco Select Equity Income Managed Volatility Fund
•
LVIP JPMorgan Core Bond Fund
•
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
•
LVIP MFS International Equity Managed Volatility Fund
•
LVIP Multi-Manager Global Equity Managed Volatility Fund
•
LVIP PIMCO Low Duration Bond Fund
•
LVIP SSGA Bond Index Fund
•
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•
LVIP SSGA International Managed Volatility Fund
•
LVIP SSGA Large Cap Managed Volatility Fund
•
LVIP SSGA Short-Term Bond Index Fund
•
LVIP SSGA SMID Cap Managed Volatility Fund
•
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•
LVIP U.S. Growth Allocation Managed Risk Fund
•
LVIP Vanguard Bond Allocation Fund
•
LVIP Western Asset Core Bond Fund
The fixed account, if available, is only available for dollar cost averaging
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models: 80/20 U.S. Allocation Managed Volatility Model or 70/30 Global Allocation Managed Volatility Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for other Managed Risk Riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), are transitioning from this rider to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) prior to May 21, 2018 or on and after May 18, 2020, or you must allocate your Contract Value among one or more of the following Subaccounts only.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income
Fund
LVIP JPMorgan Core Bond Fund
LVIP Mondrian Global Income Fund (not available
for riders purchased on or after June 19, 2017)
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Fund Index
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

American Funds Managed Risk Asset Allocation
Fund
LVIP American Century Select Mid Cap Managed
Volatility Fund
LVIP American Global Balanced Allocation
Managed Risk Fund
LVIP American Global Growth Allocation
Managed Risk Fund
LVIP BlackRock Dividend Value Managed
Volatility Fund
LVIP BlackRock Global Allocation Managed Risk
Fund
LVIP BlackRock Global Growth ETF Allocation
Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation
Managed Risk Fund
LVIP Blended Large Cap Growth Managed
Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Franklin Select Large Cap
Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility
Fund
LVIP Dimensional International Equity Managed
Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility
Fund
LVIP Fidelity Institutional AM® Select Core Equity
No subaccounts at this time.

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value

Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed
Volatility Fund
LVIP Global Aggressive Growth Allocation Fund
LVIP Global Conservative Allocation Managed
Risk Fund
LVIP Global Growth Allocation Managed Risk
Fund
LVIP Global Moderate Allocation Managed Risk
Fund
LVIP Invesco Diversified Equity-Income Managed
Volatility Fund
LVIP Invesco Select Equity Income Managed
Volatility Fund
LVIP JPMorgan Select Mid Cap Value Managed
Volatility Fund
LVIP MFS International Equity Managed Volatility
Fund
LVIP Multi-Manager Global Equity Managed
Volatility Fund
LVIP SSGA Global Tactical Allocation Managed
Volatility Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP U.S. Aggressive Growth Allocation Managed
Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund

The fixed account is only available for dollar cost averaging.
As an alternative to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•
American Funds Managed Risk Asset Allocation Fund
•
LVIP American Global Balanced Allocation Managed Risk Fund
•
LVIP American Global Growth Allocation Managed Risk Fund
•
LVIP BlackRock Global Allocation Managed Risk Fund
•
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•
LVIP BlackRock Inflation Protected Bond Fund
•
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•
LVIP Delaware Bond Fund
•
LVIP Delaware Diversified Floating Rate Fund
•
LVIP Delaware Diversified Income Fund
•
LVIP Delaware Limited-Term Diversified Income Fund
•
LVIP Global Aggressive Growth Allocation Managed Risk Fund
•
LVIP Global Conservative Allocation Managed Risk Fund
•
LVIP Global Growth Allocation Managed Risk Fund
•
LVIP Global Moderate Allocation Managed Risk Fund
•
LVIP JPMorgan Core Bond Fund
•
LVIP Mondrian Global Income Fund (not available for riders purchased on or after June 19, 2017)
•
LVIP PIMCO Low Duration Bond Fund
•
LVIP SSGA Bond Index Fund
•
LVIP SSGA Global Tactical Allocation Managed Risk Fund
•
LVIP SSGA Short-Term Bond Index Fund
•
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•
LVIP U.S. Growth Allocation Managed Risk Fund
•
LVIP Vanguard Bond Allocation Fund
•
LVIP Western Asset Core Bond Fund
The fixed account, if available, is only available for dollar cost averaging
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models: 80/20 U.S. Allocation Managed Volatility Model or 70/30 Global Allocation Managed Volatility Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, you may allocate 100% of your Account Value among all Subaccounts except those listed below.
•
AB VPS Sustainable Global Thematic Portfolio
•
ClearBridge Variable Mid Cap Portfolio
•
Delaware VIP® Emerging Markets Series
•
DWS Alternative Asset Allocation VIP Portfolio
•
Fidelity® VIP Growth Portfolio
•
Franklin Allocation VIP Fund
•
LVIP American Global Small Capitalization
•
LVIP BlackRock Real Estate Fund
•
LVIP Delaware SMID Cap Core Fund
•
LVIP Delaware U.S. REIT Fund
•
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
•
LVIP Mondrian Global Income Fund
•
LVIP SSGA Emerging Markets Equity Index Fund
•
LVIP T. Rowe Price Growth Stock Fund
•
LVIP Wellington Capital Growth Fund
•
MFS® VIT Utilities Series
•
PIMCO VIT CommodityRealReturn® Strategy Portfolio
•
Putnam VT Large Cap Value Fund
•
Templeton Global Bond VIP Fund
The fixed account, if available, is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models: Active-Passive Global Growth Allocation Model, Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, Multi-Manager Domestic Growth Allocation Model or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for other Living Benefit Riders purchased on or after November 28, 2016 (January 9, 2017 for existing Contractowners). If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after November 28, 2016 (January 9, 2017 for existing Contractowners) but prior to May 21, 2018, Lincoln Market Select® Advantage on or after November 28, 2016 (January 9, 2017 for existing Contractowners), or you are transitioning from Lincoln Market Select® Advantage to i4LIFE® Advantage Select Guaranteed Income Benefit, you must currently allocate your Contract Value among one or more of the following Subaccounts. Not all funds may be available, refer to the “Description of the Funds” section of this prospectus for more information.
Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income Fund
LVIP JPMorgan Core Bond Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

AB VPS Discovery Value Portfolio
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Managed Risk Asset Allocation Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Franklin Multi-Asset Variable Conservative Growth Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. EQV International Equity Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Global Allocation Managed Risk Fund

Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Scientific Allocation Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Channing Small Cap Value Fund
LVIP Delaware Mid Cap Value Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware U.S. Growth Fund
LVIP Delaware Value Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Franklin Templeton Multi-Factor International Equity Fund
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP Structured Conservative Allocation Fund
LVIP Structured Moderate Allocation Fund
LVIP Structured Moderately Aggressive Allocation Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington SMID Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•
American Century VP Balanced Fund
•
American Funds Managed Risk Asset Allocation Fund
•
Fidelity® VIP Balanced Portfolio
•
Fidelity® VIP FundsManager® 50% Portfolio
•
First Trust/Dow Jones Dividend & Income Allocation Portfolio
•
Franklin Allocation VIP Fund
•
Franklin Multi-Asset Variable Conservative Growth Fund
•
LVIP American Global Balanced Allocation Managed Risk Fund
•
LVIP American Global Growth Allocation Managed Risk Fund
•
LVIP BlackRock Advantage Allocation Fund
•
LVIP BlackRock Global Allocation Managed Risk Fund
•
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•
LVIP BlackRock Inflation Protected Bond Fund
•
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•
LVIP Delaware Bond Fund
•
LVIP Delaware Diversified Floating Rate Fund
•
LVIP Delaware Diversified Income Fund
•
LVIP Delaware Limited-Term Diversified Income Fund
•
LVIP Delaware Wealth Builder Fund
•
LVIP Franklin Templeton Multi-Asset Opportunities Fund

•
LVIP Global Aggressive Growth Allocation Managed Risk Fund
•
LVIP Global Conservative Allocation Managed Risk Fund
•
LVIP Global Growth Allocation Managed Risk Fund
•
LVIP Global Moderate Allocation Managed Risk Fund
•
LVIP JPMorgan Core Bond Fund
•
LVIP JPMorgan Retirement Income Fund
•
LVIP PIMCO Low Duration Bond Fund
•
LVIP SSGA Bond Index Fund
•
LVIP SSGA Conservative Index Allocation Fund
•
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•
LVIP SSGA Moderate Index Allocation Fund
•
LVIP SSGA Short-Term Bond Index Fund
•
LVIP Structured Conservative Allocation Fund
•
LVIP Structured Moderate Allocation Fund
•
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•
LVIP U.S. Growth Allocation Managed Risk Fund
•
LVIP Vanguard Bond Allocation Fund
•
LVIP Western Asset Core Bond Fund
•
MFS® VIT Total Return Series
•
Putnam VT George Putnam Balanced Fund
The fixed account is only available for dollar cost averaging.
Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Active-Passive Global Growth Allocation Model, Dimensional/Vanguard Moderate Allocation Model, Dimensional/Vanguard Global Growth Allocation Model, Multi-Manager Domestic Growth Allocation Model or Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for i4LIFE® Advantage Guaranteed Income Benefit (version 4) purchases on or after February 8, 2016 and prior to November 28, 2016 (January 9, 2017 for existing Contractowners). If you elected i4LIFE® Advantage Guaranteed Income Benefit (version 4) on or after February 8, 2016 and prior to November 28, 2016 (January 9, 2017 for existing Contractowners), you must allocate your Account Value among one or more of the following Subaccounts only.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income
Fund
LVIP JPMorgan Core Bond Fund
LVIP Mondrian Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

AB VPS Discovery Value Portfolio
American Century VP Large Company Value Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware VIP® Small Cap Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust/Dow Jones Dividend & Income
Allocation Portfolio
Franklin Income VIP Fund
Franklin Multi-Asset Variable Conservative
Growth Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. EQV International Equity Fund
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Global Allocation Fund
LVIP Channing Small Cap Value Fund
LVIP Delaware Mid Cap Value Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware U.S. Growth Fund
LVIP Delaware Value Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Factor
International Equity Fund
LVIP Franklin Templeton Multi-Factor Large Cap

AB VPS Sustainable Global Thematic Portfolio
Delaware VIP® Emerging Markets Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP American Global Small Capitalization Fund
LVIP BlackRock Real Estate Fund
LVIP Delaware SMID Cap Core Fund
LVIP Delaware U.S. REIT Fund
LVIP Franklin Templeton Multi-Factor Emerging
Markets Equity Fund
MFS® VIT Utilities Series

Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value

Equity Fund
LVIP Franklin Templeton Multi-Factor SMID Cap
Equity Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA International Index Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index
Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP Structured Conservative Allocation Fund
LVIP Structured Moderate Allocation Fund
LVIP Structured Moderately Aggressive
Allocation Fund
LVIP T. Rowe Price Structured Mid-Cap Growth
Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington SMID Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund

The fixed account is only available for dollar cost averaging.
As an alternative to satisfy these Investment Requirements, you may allocate 100% of your Account Value among the Subaccounts listed below. If you allocate less than 100% of Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•
American Century VP Balanced Fund
•
Fidelity® VIP FundsManager® 50% Portfolio
•
First Trust/Dow Jones Dividend & Income Allocation Portfolio
•
Franklin Multi-Asset Variable Conservative Growth Fund
•
LVIP BlackRock Global Allocation Fund
•
LVIP BlackRock Inflation Protected Bond Fund
•
LVIP Delaware Bond Fund
•
LVIP Delaware Diversified Floating Rate Fund
•
LVIP Delaware Diversified Income Fund
•
LVIP Delaware Limited-Term Diversified Income Fund
•
LVIP Delaware Wealth Builder Fund
•
LVIP JPMorgan Core Bond Fund
•
LVIP JPMorgan Retirement Income Fund
•
LVIP Mondrian Global Income Fund
•
LVIP PIMCO Low Duration Bond Fund
•
LVIP SSGA Bond Index Fund
•
LVIP SSGA Conservative Index Allocation Fund
•
LVIP SSGA Moderate Index Allocation Fund
•
LVIP SSGA Moderately Aggressive Index Allocation Fund
•
LVIP SSGA Short-Term Bond Index Fund
•
LVIP Structured Conservative Allocation Fund
•
LVIP Structured Moderate Allocation Fund
•
LVIP Structured Moderately Aggressive Allocation Fund
•
LVIP Vanguard Bond Allocation Fund
•
LVIP Western Asset Core Bond Fund
•
MFS® VIT Total Return Series
•
Putnam VT George Putnam Balanced Fund

Investment Requirements for other Living Benefit Riders purchased prior to February 8, 2016. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must allocate your Contract Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Limited-Term Diversified Income
Fund
LVIP Delaware Diversified Income Fund
LVIP JPMorgan Core Bond Fund
LVIP Mondrian Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund
Any of the Subaccounts offered under the Contract, except for funds in Group 3, the fixed account and these listed below.
AB VPS Sustainable Global Thematic Portfolio
Delaware VIP® Emerging Markets Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Real Estate Fund
LVIP Delaware U.S. REIT Fund
LVIP Franklin Templeton Multi-Factor Emerging
Markets Equity Fund
LVIP SSGA Emerging Markets Equity Index Fund
MFS® VIT Utilities Series

The ClearBridge Variable Mid Cap Portfolio, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, PIMCO VIT CommodityRealReturn® Strategy Portfolio and Templeton Global Bond VIP Fund are not available with these riders. The fixed account is only available for dollar cost averaging.
As an alternative to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•
American Century VP Balanced Fund
•
American Funds Managed Risk Asset Allocation Fund
•
Fidelity® VIP FundsManager® 50% Portfolio
•
First Trust/Dow Jones Dividend & Income Allocation Portfolio
•
Franklin Allocation VIP Fund
•
Franklin Income VIP Fund
•
Franklin Multi-Asset Variable Conservative Growth Fund
•
LVIP American Global Balanced Allocation Managed Risk Fund
•
LVIP American Global Growth Allocation Managed Risk Fund
•
LVIP BlackRock Global Allocation Fund
•
LVIP BlackRock Global Allocation Managed Risk Fund
•
LVIP BlackRock Inflation Protected Bond Fund
•
LVIP Delaware Bond Fund
•
LVIP Delaware Diversified Floating Rate Fund
•
LVIP Delaware Diversified Income Fund
•
LVIP Delaware Limited-Term Diversified Income Fund
•
LVIP Delaware Wealth Builder Fund
•
LVIP Global Aggressive Growth Allocation Managed Risk Fund
•
LVIP Global Conservative Allocation Managed Risk Fund
•
LVIP Global Growth Allocation Managed Risk Fund
•
LVIP Global Moderate Allocation Managed Risk Fund
•
LVIP JPMorgan Core Bond Fund
•
LVIP JPMorgan Retirement Income Fund
•
LVIP Mondrian Global Income Fund
•
LVIP PIMCO Low Duration Bond Fund
•
LVIP SSGA Bond Index Fund
•
LVIP SSGA Conservative Index Allocation Fund
•
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•
LVIP SSGA Moderate Index Allocation Fund
•
LVIP SSGA Moderately Aggressive Index Allocation Fund
•
LVIP SSGA Short-Term Bond Index Fund
•
LVIP Structured Conservative Allocation Fund
•
LVIP Structured Moderate Allocation Fund
•
LVIP Structured Moderately Aggressive Allocation Fund
•
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•
LVIP U.S. Growth Allocation Managed Risk Fund
•
LVIP Vanguard Bond Allocation Fund
•
LVIP Western Asset Core Bond Fund
•
MFS® VIT Total Return Series
•
Putnam VT George Putnam Balanced Fund

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This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2023, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC File Nos. 333-186895; 811-09763
EDGAR Contract Identifier C000126363